Intangible assets other than goodwill - Schedule of Finite-Lived Intangible Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 1,088,315	$ 450,365
Finite-Lived Intangible Assets, Accumulated Amortization	(134,988)	(78,345)
Intangible assets, net	953,327	372,020
Product Certifications
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	406,706	235,482
Finite-Lived Intangible Assets, Accumulated Amortization	(83,405)	(57,798)
Intangible assets, net	323,301	177,684
Patents
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	441,609	214,883
Finite-Lived Intangible Assets, Accumulated Amortization	(39,583)	(20,547)
Intangible assets, net	402,026	194,336
Developed Technology
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	240,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	(12,000)	0
Intangible assets, net	$ 228,000	$ 0